Convertible debt (Details Narrative)				1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 02, 2022 USD ($) $ / shares	Feb. 24, 2021 USD ($) $ / shares	Dec. 19, 2020 USD ($) $ / shares	Nov. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2020 USD ($) $ / shares	Feb. 28, 2023 USD ($) shares $ / shares	Feb. 28, 2022 USD ($)	Aug. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Interest rate						10.00%		10.00%
Interest expense						$ 316,884	$ 362,373
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares						1,300,618
2020 series convertible debentures [member]
IfrsStatementLineItems [Line Items]
Debt maturity date	February 28, 2023					mature twenty-four (24) months
Debt interest rate						5.00%
Conversion price | $ / shares						$ 11.25
Discount on offering price						15.00%
Exercise price | $ / shares			$ 15.00
Trading price			$ 30.00
Public offering aggregate amount			$ 30,000,000
Remaining of convertible debt	$ 750,000
Debt principal amount	250,000
Debt instrurment held	$ 9,689
Share price | $ / shares	$ 0.67					$ 1.71		$ 0.72
Conversion price | $ / shares	$ 8.90							$ 8.90
Term, in years	3 months					2 years 6 months 3 days		2 months 19 days
Interest rate	10.00%					7.00%		10.00%
Interest rate	90.00%					100.00%		90.00%
Risk-free interest rate	4.01%					4.60%		2.85%
Expected dividend yield	0.00%					0.00%		0.00%
Offset principal amount	$ 500,000
Interest expense	$ 91,781					$ 66,884	$ 99,178
2020 series convertible debentures [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt interest rate						5.00%
Conversion price | $ / shares						$ 7.50
Conversion price | $ / shares						8.9
2020 series convertible debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares						$ 1.10
2020 series debentures [member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares			$ 7.50
2020 series debentures [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt interest rate						10.00%
2020 series debentures standby [member]
IfrsStatementLineItems [Line Items]
Debt interest rate	10.00%
Conversion price | $ / shares	$ 8.90
Fair value of convertible debentures					$ 8,000,000
Proceeds from convertible debt				$ 2,000,000
Proceeds from warrants liability				1,381,084
Convertible debt				$ 618,916
Warrants issued | shares				224,719
Remaining of convertible debt				$ 6,000,000
Debt principal amount	$ 1,250,000
Debt instrurment held	$ 20,999
Share price | $ / shares	$ 0.72
Conversion price | $ / shares	$ 1.10
Term, in years	3 years
Interest rate	7.00%
Interest rate	100.00%
Risk-free interest rate	3.51%
Expected dividend yield	0.00%
2020 series debentures standby [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Warrants value				$ 2,000,000
Warrant exercise price | $ / shares				$ 15.00
Warrant exercisable period				2 years
2020 series debentures standby [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares				224,719
2020 series debentures standby [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt interest rate	3.00%
Conversion price | $ / shares	$ 7.80				$ 7.50
2020 series standby debentures [member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares					$ 8.90
Amended EB loan [member] | Lender [member]
IfrsStatementLineItems [Line Items]
Conversion price | $ / shares		$ 10.25
Warrant exercise price | $ / shares		$ 15.00
Proceeds from convertible debt		$ 5,000,000